POST RETIREMENT BENEFIT PLAN - A reconciliation of other comprehensive income (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Other comprehensive income at beginning of year	$ 305	$ (2,849)
Amortization of net gain (loss) included in net periodic benefit cost		205
Net actuarial (gain) loss during the period	2,615	2,950
Total (before tax effects)	$ 2,920	$ 305